Operating (loss)/profit (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Depreciation of property, plant and equipment (note 11):
Leased assets	€ 3,235	€ 4,108
Impairment charge/(reversal)	4,515	(64)	€ 64
Staff costs (note 24)	5,236	5,498	5,192
Gain on the revaluation of net monetary assets resulting from IAS 29 application	(112)	(360)	(198)
Discontinued Operations
Depreciation of property, plant and equipment (note 11):
Leased assets	0	1,091
Staff costs (note 24)	286	748	650
Operating (loss)/profit
Operating (loss)/profit
Amortisation of intangible assets (note 10)	3,695	3,515	3,380
Depreciation of property, plant and equipment (note 11):
Owned assets	3,874	3,882	4,142
Leased assets	3,235	3,017	2,733
Impairment charge/(reversal)	4,515	(64)	64
Staff costs (note 24)	5,236	5,498	5,192
Amounts related to inventory included in cost of sales	4,514	4,659	5,035
Own costs capitalised attributable to the construction or acquisition of property, plant and equipment	1,254	1,188	1,099
Gain on the revaluation of net monetary assets resulting from IAS 29 application	(112)	(360)	(198)
Operating (loss)/profit | Vodafone Hungary
Depreciation of property, plant and equipment (note 11):
Net (gain) loss on disposal	0	0	69
Operating (loss)/profit | Vodafone Ghana
Depreciation of property, plant and equipment (note 11):
Net (gain) loss on disposal	0	0	(689)
Operating (loss)/profit | Vantage Towers A.G
Depreciation of property, plant and equipment (note 11):
Net (gain) loss on disposal	0	0	(8,729)
Operating (loss)/profit | Indus Towers
Depreciation of property, plant and equipment (note 11):
Net (gain) loss on disposal	(714)	0	0
Indus Towers Limited | Operating (loss)/profit
Depreciation of property, plant and equipment (note 11):
Pledge arrangements in respect of Indus Towers Limited	€ 214	€ 0	€ 0